Income Taxes (Tables)	6 Months Ended
Feb. 24, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The following table shows the tax expense and the effective tax rate for the twenty-six week period ended February 24, 2018 and February 25, 2017 resulting from operations:

	February 24, 2018	February 25, 2017
	(Successor)	(Predecessor)
Income before income taxes	$31,311	$17,220
Provision for income taxes	$(20,301)	$6,970
Effective tax rate	(64.8)%	40.5%

Schedule of Undiscounted Future Expected Tax Receivable Agreement Payments
As of February 24, 2018, the un-discounted future expected payments under the TRA are as follows:

(In thousands by fiscal year)	Estimated future payments
2018	$2,637
2019	16,027
2020	11,728
2021	1,595
2022	183
2023 and thereafter	106
$32,276